Annual Fund Operating Expenses - Class A - Thrivent Balanced Income Plus Fund - Class A	Feb. 28, 2021
Operating Expenses:
Management Fees	0.55%
Distribution and Shareholder Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.05%